Subsidiary Guarantors (Details) (Senior notes, 2022 Notes, Subsequent events, USD $) In Millions, unless otherwise specified	Apr. 01, 2014
Senior notes | 2022 Notes | Subsequent events
Subsidiary Guarantors
Issuance of debt	$ 550.0
Stated interest rate (as a percent)	6.75%